Parent Only Financial Information (Details) - Schedule of Condensed Balance Sheets (Parentheticals) - Parent Company [Member]	Dec. 31, 2023 $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares: par value (in Dollars per share and Dollars per share) | (per share)	$ 0.0000625	$ 0.0000625	$ 0.0000625
Ordinary shares: shares authorized	800,000,000	800,000,000	800,000,000
Ordinary shares: shares issued	18,000,000	18,000,000	18,000,000
Ordinary shares: shares outstanding	18,000,000	18,000,000	18,000,000